SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	12 Months Ended		36 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Significant Accounting Policies [Line Items]
Allowance for doubtful accounts	$ 0	$ 0	$ 0
Unfavorable gas gathering contract, useful lives	10 years	10 years
Impairment of long-lived assets			$ 0
Favorable gas gathering contract
Significant Accounting Policies [Line Items]
Useful lives	18 years 8 months 12 days	18 years 8 months 12 days
Rights-of-way
Significant Accounting Policies [Line Items]
Useful lives	24 years 8 months	24 years 8 months
Gathering System
Significant Accounting Policies [Line Items]
Useful lives	30 years
Minimum
Significant Accounting Policies [Line Items]
Unfavorable gas gathering contract, useful lives	10 years
Minimum | Favorable gas gathering contract
Significant Accounting Policies [Line Items]
Useful lives	10 years
Minimum | Other Gas Gathering Contract
Significant Accounting Policies [Line Items]
Useful lives	10 years
Minimum | Rights-of-way
Significant Accounting Policies [Line Items]
Useful lives	20 years
Maximum
Significant Accounting Policies [Line Items]
Unfavorable gas gathering contract, useful lives	20 years
Maximum | Favorable gas gathering contract
Significant Accounting Policies [Line Items]
Useful lives	20 years
Maximum | Other Gas Gathering Contract
Significant Accounting Policies [Line Items]
Useful lives	25 years
Maximum | Rights-of-way
Significant Accounting Policies [Line Items]
Useful lives	30 years